UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------


                          AXP MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------
Date of reporting period:    7/31
                         --------------

AXP(R)
  Cash
    Management
        Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   July 31, 2005

AXP Cash Management Fund
seeks to provide shareholders
with maximum current income
consistent with liquidity
and stability of principal.

(This annual report is intended only for the information of shareholders or those who have received the offering prospectus of the Fund, which contains information about the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Table of Contents

Fund Snapshot                              3

Performance Summary                        4

Questions & Answers
   with Portfolio Management               5

Investments in Securities                  8

Financial Statements                      11

Notes to Financial Statements             14

Report of Independent Registered
   Public Accounting Firm                 21

Federal Income Tax Information            22

Fund Expenses Example                     25

Board Members and Officers                27

Approval of Investment Management
   Services Agreement                     30

Proxy Voting                              31

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off of Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) to American Express shareholders. The separation from American Express is expected to be completed on Sept. 30, 2005. After the separation from American Express, Ameriprise Financial will no longer be affiliated with American Express.

Ameriprise Financial provides administrative services to the Fund and, through Sept. 30, 2005, investment management services to the Fund. Effective Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, will provide investment management services to the Fund. In addition, Ameriprise Financial is the parent company of the Fund's distributor, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.); the Fund's transfer agent, RiverSource Service Corporation (formerly American Express Client Service Corporation); and the Fund's custodian, Ameriprise Trust Company (formerly American Express Trust Company).

Effective Oct. 1, 2005, the Fund will change its name such that it no longer bears the American Express brand and instead will bear the RiverSource(SM) brand. Information regarding the new name of the Fund and other changes will be separately communicated to shareholders.

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2 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Fund Snapshot
        AT JULY 31, 2005

FUND OBJECTIVE

For investors seeking maximum current income consistent with liquidity and stability of principal.

Inception dates by class
A: 10/6/75    B: 3/20/95   C: 6/26/00   I: 3/4/04    Y: 3/20/95

Ticker symbols by class
A: IDSXX      B: ACBXX     C: --        I: --        Y: IDYXX

Total net assets                                         $3.337 billion

Number of holdings                                                  129

Weighted average maturity*                                      40 days

* Weighted average maturity measures the amount of time remaining before the expected average principal repayment.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT   INT.   LONG
  X                  HIGH
                     MEDIUM   QUALITY
                     LOW

SECTOR COMPOSITION

Percentage of portfolio assets

Commercial Paper 94.6%
Certificates of Deposit 5.4%

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Fund holdings are subject to change.

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3 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Performance Summary

                                FUND PERFORMANCE
                        For the year ended July 31, 2005

                                     +1.63%

+1.63% = AXP Cash Management Fund Class A

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.riversource.com/investments.

The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in expenses.

AVERAGE ANNUAL TOTAL RETURNS

                           Class A          Class B                 Class C            Class I         Class Y
(Inception dates)         (10/6/75)        (3/20/95)               (6/26/00)          (3/4/04)        (3/20/95)
                                                   After                   After
                           NAV(1)       NAV(2)    CDSC(3)      NAV(2)     CDSC(4)      NAV(1)          NAV(1)
at July 31, 2005
1 year                     +1.63%       +0.98%    -4.02%       +0.98%     -0.02%       +2.04%          +1.76%
3 years                    +0.92%       +0.41%    -0.93%       +0.41%     +0.41%         N/A           +1.03%
5 years                    +1.98%       +1.37%    +0.99%       +1.40%     +1.40%         N/A           +2.06%
10 years                   +3.56%       +2.87%    +2.87%         N/A        N/A          N/A           +3.60%
Since inception            +6.23%       +2.96%    +2.96%       +1.50%     +1.50%       +1.66%          +3.70%

at June 30, 2005
1 year                     +1.46%       +0.83%    -4.17%       +0.83%     -0.17%       +1.86%          +1.59%
3 years                    +0.89%       +0.38%    -0.96%       +0.38%     +0.38%         N/A           +0.99%
5 years                    +2.05%       +1.43%    +1.05%       +1.47%     +1.47%         N/A           +2.12%
10 years                   +3.59%       +2.89%    +2.89%         N/A        N/A          N/A           +3.63%
Since inception            +6.25%       +2.97%    +2.97%       +1.49%     +1.49%       +1.58%          +3.71%

(1) Sales charge is not applicable to these shares. Class I shares available to eligible investors only, currently limited to AXP Portfolio Builder Funds, six affiliated funds-of-funds. Class Y shares available to institutional investors only.

(2)  Excluding sales charges.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

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4 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below is the discussion of AXP Cash Management Fund's results and positioning for the fiscal year ended July 31, 2005.

Q:  How did AXP Cash Management Fund perform for the 12 months ended July 31,
    2005?

A: AXP Cash Management Fund's Class A shares returned 1.63% for the fiscal year. The Fund's annualized simple yield was 2.81% and the annualized compound yield was 2.85% for the seven-day period ended July 31, 2005. The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

Q:  What factors significantly affected the Fund's performance?

A: Market interpretation of economic data and reaction to the Federal Reserve Board (the Fed) statements shifted back and forth several times over the annual period. At times, it was expected that the Fed would continue to raise interest rates at a measured pace. At other times, the market anticipated a pause in the Fed's tightening cycle. Toward the end of the period, the market tended to interpret every microeconomic hiccup as macro evidence that the Fed was almost done raising rates. As changing expectations of Fed actions were priced into the market, we adjusted the Fund's duration accordingly, while maintaining the duration for the Fund fairly short overall.

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5 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Questions & Answers

[BEGIN CALLOUT QUOTE] > As the Fed raised rates, money market yields moved higher. [END CALLOUT QUOTE]

    The Fed raised the targeted federal funds rate eight times during the fiscal year, each time by a measured 25 basis points (0.25%). At the end of the fiscal year, the targeted federal funds rate stood at 3.25%. As the Fed raised rates, money market yields moved higher. We managed the Fund's portfolio using a somewhat bulleted portfolio strategy, whereby a particular segment of the money market yield curve was emphasized. We focused on securities with a three-to-six month maturity and generally avoided purchasing securities with more than a nine-month maturity. In all, we kept the Fund's weighted average maturity in the 35 to 40 day range. As of July 31, 2005, the Fund's weighted average maturity was 40 days.

Q:  What changes did you make to the Fund during the period?

A: We increased the Fund's allocation to floating rate securities. Since these securities reset to higher or lower interest rates as market rates rise or fall, we believed floating rate securities offered good value in a rising interest rate environment versus fixed products and should enable us to continue to take advantage of anticipated rate increases. We also increased the Fund's exposure to asset-backed commercial paper over the fiscal year, as these securities offered attractive relative value and higher yields than most other money market asset classes.

    As always, we attempt to maximize the Fund's yield without taking unnecessary risks. We continue to invest in high quality securities.

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6 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Questions & Answers

Q:  How do you plan to manage the Fund in the coming months?

A: We expect the Fed to continue to raise the targeted federal funds rate, and, thus, we believe money market yields will continue to move higher in the months ahead. We intend to maintain positions that should benefit the Fund in this environment.

    We will continue to closely monitor economic data, Fed policy, and any shifts in the money market yield curve, striving to strategically adjust our portfolio positioning accordingly.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                               Class A
                                    Short-term        Long-term
Fiscal year ended        Income    capital gains    capital gains     Total
July 31, 2005             $0.02          $--            $--           $0.02
July 31, 2004                --           --             --              --
July 31, 2003              0.01           --             --            0.01
July 31, 2002              0.02           --             --            0.02
July 31, 2001              0.05           --             --            0.05

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7 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Investments in Securities

AXP Cash Management Fund

July 31, 2005

(Percentages represent value of investments compared to net assets)

Certificates of Deposit (5.4%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount
Barclays Bank
   06-01-06               3.29%           $30,000,000(b)           $29,997,493
Citibank
   09-16-05               3.42             30,000,000               30,000,000
Credit Suisse First Boston NY
   02-14-06               3.24             60,000,000(b)            60,000,000
DEPFA Bank
   08-23-05               3.22             13,000,000               13,000,000
   10-13-05               3.53             27,000,000               27,000,000
SunTrust Banks
   05-12-06               3.20             20,000,000(b)            19,999,227

Total Certificates of Deposit
(Cost: $179,996,720)                                              $179,996,720

Commercial Paper (94.3%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (59.6%)
Alpine Securitization
   08-17-05               3.04%           $19,000,000(c)           $18,969,600
   10-03-05               3.48             25,000,000(c)            24,841,563
Amstel Funding
   08-22-05               3.07             55,000,000(c)            54,887,555
   09-19-05               3.30             30,000,000(c)            29,857,625
   10-03-05               3.43             26,300,000(c)            26,135,698
   12-21-05               3.74             20,000,000(c)            19,703,200
Amsterdam Funding
   08-05-05               2.81             42,300,000               42,276,876
   08-17-05               3.15             23,000,000(c)            22,961,820
   08-19-05               3.17             25,700,000(c)            25,652,598
Beta Finance
   09-29-05               3.38             24,100,000               23,960,341
   10-20-05               3.51             34,500,000               34,223,387
   10-21-05               3.54             30,000,000               29,754,332
Bryant Park Funding LLC
   08-11-05               3.06             22,500,000(c)            22,475,175
   09-12-05               3.35             26,000,000(c)            25,891,638
   10-17-05               3.51             11,800,000(c)            11,708,593
   10-25-05               3.56             22,300,000(c)            22,107,607

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
CAFCO LLC
   08-12-05               3.06%           $44,500,000(c)           $44,447,080
   09-02-05               3.31             21,900,000(c)            21,829,677
CC (USA)/Centari
   09-12-05               3.26             32,000,000               31,870,151
   09-15-05               3.38             28,900,000               28,770,207
Chariot Funding LLC
   08-16-05               3.15             17,400,000(c)            17,372,639
CHARTA LLC
   08-17-05               3.12             15,000,000(c)            14,975,325
   08-23-05               3.12             20,000,000(c)            19,956,800
   09-08-05               3.38             30,000,000(c)            29,885,000
   10-05-05               3.41             26,300,000(c)            26,131,622
CIESCO LLC
   08-18-05               3.16             17,100,000(c)            17,070,037
Citibank Credit Card Dakota Nts
   10-19-05               3.54             22,800,000(c)            22,617,372
CRC Funding LLC
   08-09-05               2.88             19,700,000               19,682,708
   09-21-05               3.40             21,600,000(c)            21,490,290
Dorado Finance
   08-01-05               2.09             24,500,000               24,495,726
   09-12-05               3.26             15,000,000               14,939,133
   09-19-05               3.27             18,500,000               18,412,988
   10-24-05               3.59             13,700,000               13,582,180
Emerald Certificates MBNA MCCT
   08-18-05               3.14             37,100,000(c)            37,035,384
   08-25-05               3.23             27,500,000(c)            27,433,465
   08-30-05               3.26             18,200,000(c)            18,147,341
   09-01-05               3.29             28,800,000(c)            28,710,768
   09-27-05               3.39             15,400,000(c)            15,313,431
Fairway Finance
   08-03-05               2.54             22,000,000               21,992,251
   09-13-05               3.26             16,500,000(c)            16,431,525
Falcon Asset Securitization
   08-05-05               2.72             26,000,000               25,986,263
   09-13-05               3.36             32,900,000(c)            32,759,353

See accompanying notes to investments in securities.

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8 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
FCAR Owner Trust I
   08-04-05               2.65%           $27,000,000              $26,988,075
   09-07-05               3.25             23,000,000               22,917,277
   10-17-05               3.48             25,000,000               24,807,986
Galaxy Funding
   08-01-05               2.09             30,000,000               29,994,783
   08-04-05               2.67             21,300,000               21,290,533
   09-13-05               3.26             15,000,000(c)            14,937,750
   09-16-05               3.30             25,000,000(c)            24,888,333
   10-27-05               3.59             20,300,000(c)            20,119,330
Grampian Funding LLC
   09-01-05               3.28             25,000,000(c)            24,922,771
   10-20-05               3.52             10,200,000(c)            10,117,986
   01-17-06               3.80              9,000,000(c)             8,839,688
Greyhawk Funding LLC
   08-02-05               2.35             25,000,000               24,993,479
   08-03-05               2.50             26,500,000               26,490,784
   08-04-05               2.61             26,500,000               26,488,480
   08-16-05               3.12              9,550,000(c)             9,535,118
   09-12-05               3.26             14,200,000(c)            14,142,380
Harrier Finance Funding (US) LLC
   08-25-05               3.11             25,000,000               24,941,861
K2 (USA) LLC
   09-16-05               3.27             16,600,000               16,526,517
   09-22-05               3.31             45,600,000               45,370,859
   09-26-05               3.37             27,700,000               27,547,819
   01-17-06               3.34             30,000,000(b)            29,997,301
Nieuw Amsterdam
   08-23-05               3.12             14,167,000(c)            14,136,399
   08-24-05               3.23             16,900,000(c)            16,860,684
   10-21-05               3.54             22,700,000(c)            22,514,207
   10-24-05               3.56             19,000,000(c)            18,837,962
Scaldis Capital LLC
   08-15-05               3.00             30,000,000(c)            29,957,600
   10-31-05               3.60             22,900,000(c)            22,687,030
Sigma Finance
   08-02-05               2.39             21,000,000               20,994,435
   08-09-05               2.88             12,500,000               12,489,028
   08-30-05               3.28             17,000,000               16,950,521
   06-16-06               3.32             85,000,000(b)            84,996,251
Variable Funding Capital
   08-29-05               3.27             45,400,000(c)            45,272,501
   09-06-05               3.31             21,500,000(c)            21,423,293
   09-21-05               3.39             18,700,000(c)            18,605,295

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
White Pine Finance LLC
   08-10-05               2.90%           $30,325,000              $30,295,720
   08-16-05               3.03             29,000,000               28,956,178
   02-10-06               3.31             32,000,000(b)            31,996,581
   03-15-06               3.34             23,000,000(b)            22,996,086
   03-15-06               3.35              5,000,000(b)             4,999,298
Total                                                            1,987,574,503

Banking (21.8%)
ABN Amro North America Finance
   10-11-05               3.44             24,000,000               23,831,613
Barclays US Funding
   08-08-05               2.87             29,000,000               28,976,909
Credit Suisse First Boston NY
   08-15-05               3.04             20,000,000               19,971,289
Danske
   08-08-05               2.85             26,700,000               26,678,907
DekaBank Deutsche Girozentrale
   08-18-06               3.61             24,000,000(b)            24,000,000
DEPFA Bank
   08-10-05               2.90             25,000,000               24,975,861
   08-24-05               3.11             18,000,000(c)            17,959,625
   06-15-06               3.42             50,000,000(b)            50,000,000
ING (US) Funding LLC
   09-07-05               3.30             36,900,000               36,765,284
   10-28-05               3.56             19,100,000               18,929,533
Norddeutsche Landesbank Girozentrale
   08-09-05               2.88             31,600,000               31,572,262
Nordea Bank
   09-06-05               3.31             25,000,000               24,910,806
Northern Rock
   10-14-05               3.53             25,000,000(c)            24,812,639
   10-26-05               3.57             30,000,000(c)            29,737,467
   07-07-06               3.41             59,300,000(b)            59,300,000
   08-03-06               3.35             15,000,000(b)            15,000,000
Skandinaviska Enskilda Banken
   12-31-40               3.38             20,000,000(b)            20,000,000
   12-31-40               3.42             30,000,000(b)            30,000,000
Societe Generale North America
   08-05-05               2.72             28,900,000               28,884,730
   09-06-05               3.20             24,000,000               23,917,160
Wells Fargo Bank
   08-03-06               3.30             20,000,000(b)            20,000,000
Westdeutsche Landesbank Girozentrale
   08-02-05               2.37             25,000,000               24,993,406
   08-11-05               2.97             31,000,000(c)            30,966,830
   08-10-06               3.36             25,000,000(b)            25,000,000

See accompanying notes to investments in securities.

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9 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Banking (cont.)
Westpac Banking
   07-11-06               3.40%           $59,300,000(b)           $59,300,000
Westpac Capital
   11-14-05               3.64              8,000,000                7,913,687
Total                                                              728,398,008

Brokerage (7.2%)
Bear Stearns Companies
   09-08-05               3.34             23,500,000               23,410,961
   08-15-06               3.40             25,000,000(b)            25,000,000
   08-28-06               3.49             30,000,000(b)            30,000,000
Goldman Sachs Group
   05-24-06               3.43             20,000,000(b,c)          20,000,000
   05-25-06               3.35             30,000,000(b,c)          30,000,000
   08-15-06               3.38             25,000,000(b)            25,000,000
Lehman Brothers Holdings
   08-22-06               3.53             42,000,000(b)            42,000,000
Morgan Stanley & Co
   08-19-05               3.22             23,400,000               23,356,190
   08-26-05               3.14             20,800,000               20,749,300
Total                                                              239,516,451

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Life Insurance (2.4%)
Irish Life & Permanent
   10-11-05               3.51%           $18,000,000(c)           $17,871,155
   10-13-05               3.51              8,300,000(c)             8,238,960
   10-27-05               3.58             20,000,000(c)            19,822,494
   08-21-06               3.43             35,000,000(b)            34,996,259
Total                                                               80,928,868

Non Captive Consumer (2.5%)
SLM
   03-15-06               3.39             42,500,000(b)            42,500,000
   08-18-06               3.43             40,000,000(b)            40,000,000
Total                                                               82,500,000

Other Financial Institutions (0.7%)
HSBC Finance
   01-11-10               3.45             25,000,000(b)            25,000,000

Total Commercial Paper
(Cost: $3,143,917,830)                                          $3,143,917,830

Total Investments in Securities
(Cost: $3,323,914,550)(d)                                       $3,323,914,550

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2005. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $1,254,007,278 or 37.6% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
10 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

July 31, 2005
Assets
Investments in securities, at value (Note 1)
   (identified cost $3,323,914,550)                                                                          $3,323,914,550
Cash in bank on demand deposit                                                                                   10,752,708
Capital shares receivable                                                                                           362,574
Accrued interest receivable                                                                                       2,570,754
                                                                                                                  ---------
Total assets                                                                                                  3,337,600,586
                                                                                                              -------------
Liabilities
Dividends payable to shareholders                                                                                   255,629
Capital shares payable                                                                                               24,822
Accrued investment management services fee                                                                           29,873
Accrued distribution fee                                                                                             11,065
Accrued transfer agency fee                                                                                           7,105
Accrued administrative services fee                                                                                   2,294
Other accrued expenses                                                                                              620,309
                                                                                                                    -------
Total liabilities                                                                                                   951,097
                                                                                                                    -------
Net assets applicable to outstanding capital stock                                                           $3,336,649,489
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $   33,366,988
Additional paid-in capital                                                                                    3,303,274,709
Undistributed net investment income                                                                                     568
Accumulated net realized gain (loss)                                                                                  7,224
                                                                                                                      -----
Total -- representing net assets applicable to outstanding capital stock                                     $3,336,649,489
                                                                                                             ==============
Net assets applicable to outstanding shares:                Class A                                          $3,053,596,963
                                                            Class B                                          $  129,253,208
                                                            Class C                                          $    2,169,631
                                                            Class I                                          $   12,099,006
                                                            Class Y                                          $  139,530,681
Net asset value per share of outstanding capital stock:     Class A shares          3,053,389,372            $         1.00
                                                            Class B shares            129,443,572            $         1.00
                                                            Class C shares              2,169,977            $         1.00
                                                            Class I shares             12,099,403            $         1.00
                                                            Class Y shares            139,596,472            $         1.00
                                                                                      -----------            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Statement of operations
AXP Cash Management Fund

Year ended July 31, 2005
Investment income
Income:
Interest                                                                                                        $88,531,150
                                                                                                                -----------
Expenses (Note 2):
Investment management services fee                                                                               12,052,160
Distribution fee
   Class A                                                                                                        3,303,424
   Class B                                                                                                        1,141,431
   Class C                                                                                                           20,261
Transfer agency fee                                                                                              10,404,829
Incremental transfer agency fee
   Class A                                                                                                          925,424
   Class B                                                                                                           43,521
   Class C                                                                                                              804
Administrative services fees and expenses                                                                         1,016,703
Compensation of board members                                                                                        28,570
Custodian fees                                                                                                      450,360
Printing and postage                                                                                                808,846
Registration fees                                                                                                   313,032
Audit fees                                                                                                           37,000
Other                                                                                                               122,665
                                                                                                                    -------
Total expenses                                                                                                   30,669,030
   Expenses waived/reimbursed by Ameriprise Financial (formerly AEFC) (Note 2)                                      (17,330)
                                                                                                                    -------
                                                                                                                 30,651,700
   Earnings credits on cash balances (Note 2)                                                                      (522,471)
                                                                                                                   --------
Total net expenses                                                                                               30,129,229
                                                                                                                 ----------
Investment income (loss) -- net                                                                                  58,401,921
                                                                                                                 ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                            7,225
                                                                                                                      -----
Net increase (decrease) in net assets resulting from operations                                                 $58,409,146
                                                                                                                ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund

Year ended July 31,                                                                       2005                      2004
Operations and distributions
Investment income (loss) -- net                                                   $    58,401,921           $    15,421,079
Net realized gain (loss) on investments                                                     7,225                       568
                                                                                            -----                       ---
Net increase (decrease) in net assets resulting from operations                        58,409,146                15,421,647
                                                                                       ----------                ----------
Distributions to shareholders from:
   Net investment income
   Class A                                                                            (52,351,323)              (14,160,516)
   Class B                                                                             (1,396,268)                 (125,090)
   Class C                                                                                (24,726)                   (1,867)
   Class I                                                                               (178,347)                   (6,853)
   Class Y                                                                             (4,451,257)               (1,129,354)
                                                                                       ----------                ----------
Total distributions                                                                   (58,401,921)              (15,423,680)
                                                                                      -----------               -----------
Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares (Note 2)                                                          4,887,009,614             5,680,515,833
   Class B shares                                                                     210,343,122               283,348,104
   Class C shares                                                                       6,916,934                10,376,462
   Class I shares                                                                       8,702,782                 4,495,636
   Class Y shares                                                                     423,393,174               155,083,714
Reinvestment of distributions at net asset value
   Class A shares                                                                      51,326,424                14,185,892
   Class B shares                                                                       1,340,779                   124,964
   Class C shares                                                                          23,481                     1,819
   Class I shares                                                                         177,156                     6,715
   Class Y shares                                                                       4,417,983                 1,129,058
Payments for redemptions
   Class A shares                                                                  (5,564,771,727)           (6,663,553,410)
   Class B shares (Note 2)                                                           (262,086,267)             (382,008,022)
   Class C shares (Note 2)                                                             (8,234,019)              (11,347,919)
   Class I shares                                                                        (636,149)                 (646,737)
   Class Y shares                                                                    (497,190,019)             (209,572,966)
                                                                                     ------------              ------------
Increase (decrease) in net assets from capital share transactions                    (739,266,732)           (1,117,860,857)
                                                                                     ------------            --------------
Total increase (decrease) in net assets                                              (739,259,507)           (1,117,862,890)
Net assets at beginning of year                                                     4,075,908,996             5,193,771,886
                                                                                    -------------             -------------
Net assets at end of year                                                         $ 3,336,649,489           $ 4,075,908,996
                                                                                  ===============           ===============
Undistributed net investment income                                               $           568           $            --
                                                                                  ---------------           ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At July 31, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) and the AXP Portfolio Builder Funds owned 100% of Class I shares, which represents 0.36% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------
14 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $568 and accumulated net realized gain has been decreased by $568.

The tax character of distributions paid for the years indicated is as follows:

Year ended July 31,                                 2005           2004

Class A
Distributions paid from:
     Ordinary income                            $52,351,323    $14,160,516
     Long-term capital gain                              --             --

Class B
Distributions paid from:
     Ordinary income                              1,396,268        125,090
     Long-term capital gain                              --             --

Class C
Distributions paid from:
     Ordinary income                                 24,726          1,867
     Long-term capital gain                              --             --

Class I*
Distributions paid from:
     Ordinary income                                178,347          6,853
     Long-term capital gain                              --             --

Class Y
Distributions paid from:
     Ordinary income                              4,451,257      1,129,354
     Long-term capital gain                              --             --

* Inception date is March 4, 2004.

At July 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                     $263,421
Accumulated long-term gain (loss)                                 $     --
Unrealized appreciation (depreciation)                            $     --
Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

--------------------------------------------------------------------------------
15 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.25% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.03% to 0.02% annually as the Fund's assets increase. It is expected that the fee schedule to the agreement will be revised effective Oct. 1, 2005. Under the new agreement, the fee percentage of the Fund's average daily net asset will decline from 0.06% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o  Class A $22.00

o  Class B $23.00

o  Class C $22.50

o  Class Y $20.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees were insignificant for the year ended July 31, 2005 and are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual

--------------------------------------------------------------------------------
16 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT rate up to 0.10% of the Fund's average daily net assets attributable to Class A shares, up to 0.85% for Class B shares and up to 0.75% for Class C shares. At July 31, 2005, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

Sales charges received by the Distributor for distributing Fund shares were $744,112 for Class B and $4,400 for Class C for the year ended July 31, 2005.

Ameriprise Financial and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice. At July 31, 2005, Ameriprise Financial and its affiliates waived certain fees and expenses to 1.44% for Class B and 1.44% for Class C. Of these waived fees and expenses, the distribution (12b-1) fees waived for Class B and Class C were $17,001, and $329, respectively. It is expected that a new agreement to waive certain fees and expenses will be effective on Oct. 1, 2005 until July 31, 2006, such that net expenses will not exceed 0.73% for Class A, 1.38% for Class B, 1.39% for Class C, 0.53% for Class I and 0.60% for Class Y of the Fund's average daily net assets.

During the year ended July 31, 2005, the Fund's custodian and transfer agency fees were reduced by $522,471 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $16,090,168,089 and $16,825,937,225, respectively, for the year ended July 31,
2005. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the year ended July 31, 2005.

--------------------------------------------------------------------------------
17 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2005        2004        2003         2002       2001
Net asset value, beginning of period                                     $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Income from investment operations:
Net investment income (loss)                                               .02          --         .01          .02        .05
                                                                         -----       -----       -----        -----      -----
Less distributions:
Dividends from net investment income                                      (.02)         --        (.01)        (.02)      (.05)
                                                                         -----       -----       -----        -----      -----
Net asset value, end of period                                           $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                 $3,054      $3,680      $4,649       $5,766     $6,149
Ratio of expenses to average daily net assets(b)                          .80%        .78%        .69%         .59%       .59%
Ratio of net investment income (loss) to average daily net assets        1.58%        .35%        .78%        1.89%      5.18%
Total return(c)                                                          1.63%        .35%        .77%        1.93%      5.35%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

Class B
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2005        2004        2003         2002       2001
Net asset value, beginning of period                                     $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Income from investment operations:
Net investment income (loss)                                               .01          --          --          .01        .05
                                                                         -----       -----       -----        -----      -----
Less distributions:
Dividends from net investment income                                      (.01)         --          --         (.01)      (.05)
                                                                         -----       -----       -----        -----      -----
Net asset value, end of period                                           $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $129        $180        $278         $380       $273
Ratio of expenses to average daily net assets(b)                         1.44%(c)    1.07%(c)    1.26%(c)     1.34%      1.34%
Ratio of net investment income (loss) to average daily net assets         .91%        .05%        .21%        1.13%      4.37%
Total return(d)                                                           .98%        .06%        .20%        1.13%      4.57%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class B would have been 1.45%, 1.43% and 1.38% for the years ended July 31, 2005, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
18 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2005        2004        2003         2002       2001
Net asset value, beginning of period                                     $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Income from investment operations:
Net investment income (loss)                                               .01          --          --          .01        .05
                                                                         -----       -----       -----        -----      -----
Less distributions:
Dividends from net investment income                                      (.01)         --          --         (.01)      (.05)
                                                                         -----       -----       -----        -----      -----
Net asset value, end of period                                           $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $2          $3          $4           $4         $1
Ratio of expenses to average daily net assets(b)                         1.44%(c)    1.07%(c)    1.27%(c)     1.34%      1.34%
Ratio of net investment income (loss) to average daily net assets         .91%        .06%        .21%         .99%      3.88%
Total return(d)                                                           .98%        .06%        .20%        1.14%      4.68%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class C would have been 1.45%, 1.43% and 1.38% for the years ended July 31, 2005, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

Class I
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2005        2004(b)
Net asset value, beginning of period                                     $1.00       $1.00
                                                                         -----       -----
Income from investment operations:
Net investment income (loss)                                               .02          --
                                                                         -----       -----
Less distributions:
Dividends from net investment income                                      (.02)         --
                                                                         -----       -----
Net asset value, end of period                                           $1.00       $1.00
                                                                         -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $12          $4
Ratio of expenses to average daily net assets(c)                          .39%        .43%(d)
Ratio of net investment income (loss) to average daily net assets        2.21%        .77%(d)
Total return(e)                                                          2.04%        .30%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
19 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                              2005        2004        2003         2002       2001
Net asset value, beginning of period                                     $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Income from investment operations:
Net investment income (loss)                                               .02          --         .01          .02        .05
                                                                         -----       -----       -----        -----      -----
Less distributions:
Dividends from net investment income                                      (.02)         --        (.01)        (.02)      (.05)
                                                                         -----       -----       -----        -----      -----
Net asset value, end of period                                           $1.00       $1.00       $1.00        $1.00      $1.00
                                                                         -----       -----       -----        -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $140        $209        $262         $203       $174
Ratio of expenses to average daily net assets(b)                          .66%        .65%        .62%         .57%       .57%
Ratio of net investment income (loss) to average daily net assets        1.55%        .47%        .82%        1.86%      5.18%
Total return(c)                                                          1.76%        .48%        .85%        1.95%      5.37%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
20 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Cash Management Fund (a series of AXP Money Market Series, Inc.) as of July 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2005, and the financial highlights for each of the years in the five-year period ended July 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Cash Management Fund as of July 31, 2005, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

September 20, 2005

--------------------------------------------------------------------------------
21 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Cash Management Fund
Fiscal year ended July 31, 2005

Class A

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 30, 2004                                                         $0.00047
Sept. 29, 2004                                                         0.00069
Oct. 28, 2004                                                          0.00078
Nov. 29, 2004                                                          0.00093
Dec. 30, 2004                                                          0.00120
Jan. 27, 2005                                                          0.00128
Feb. 24, 2005                                                          0.00144
March 30, 2005                                                         0.00180
April 28, 2005                                                         0.00161
May 26, 2005                                                           0.00169
June 29, 2005                                                          0.00220
July 28, 2005                                                          0.00204
Total distributions                                                   $0.01613

Class B

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 30, 2004                                                         $0.00004
Sept. 29, 2004                                                         0.00012
Oct. 28, 2004                                                          0.00027
Nov. 29, 2004                                                          0.00040
Dec. 30, 2004                                                          0.00061
Jan. 27, 2005                                                          0.00076
Feb. 24, 2005                                                          0.00093
March 30, 2005                                                         0.00121
April 28, 2005                                                         0.00109
May 26, 2005                                                           0.00119
June 29, 2005                                                          0.00159
July 28, 2005                                                          0.00152
Total distributions                                                   $0.00973

--------------------------------------------------------------------------------
22 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Class C

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 30, 2004                                                         $0.00004
Sept. 29, 2004                                                         0.00012
Oct. 28, 2004                                                          0.00026
Nov. 29, 2004                                                          0.00041
Dec. 30, 2004                                                          0.00060
Jan. 27, 2005                                                          0.00076
Feb. 24, 2005                                                          0.00093
March 30, 2005                                                         0.00121
April 28, 2005                                                         0.00111
May 26, 2005                                                           0.00119
June 29, 2005                                                          0.00159
July 28, 2005                                                          0.00151
Total distributions                                                   $0.00973

Class I

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 30, 2004                                                         $0.00079
Sept. 29, 2004                                                         0.00102
Oct. 28, 2004                                                          0.00108
Nov. 29, 2004                                                          0.00125
Dec. 30, 2004                                                          0.00155
Jan. 27, 2005                                                          0.00160
Feb. 24, 2005                                                          0.00176
March 30, 2005                                                         0.00217
April 28, 2005                                                         0.00194
May 26, 2005                                                           0.00201
June 29, 2005                                                          0.00262
July 28, 2005                                                          0.00239
Total distributions                                                   $0.02018

--------------------------------------------------------------------------------
23 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Class Y

Income distributions -- taxable as dividend income:

     Qualified Dividend Income for individuals                           0.00%
     Dividends Received Deduction for corporations                       0.00%

Payable date                                                         Per share
Aug. 30, 2004                                                         $0.00057
Sept. 29, 2004                                                         0.00081
Oct. 28, 2004                                                          0.00088
Nov. 29, 2004                                                          0.00104
Dec. 30, 2004                                                          0.00131
Jan. 27, 2005                                                          0.00138
Feb. 24, 2005                                                          0.00154
March 30, 2005                                                         0.00191
April 28, 2005                                                         0.00171
May 26, 2005                                                           0.00179
June 29, 2005                                                          0.00235
July 28, 2005                                                          0.00216
Total distributions                                                   $0.01745

--------------------------------------------------------------------------------
24 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
25 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

                                                      Beginning            Ending              Expenses
                                                     account value      account value        paid during       Annualized
                                                     Feb. 1, 2005       July 31, 2005        the period(a)    expense ratio
Class A
     Actual(b)                                          $1,000            $1,010.70            $4.04(C)            .82%
     Hypothetical (5% return before expenses)           $1,000            $1,020.50            $4.06(C)            .82%
Class B
     Actual(b)                                          $1,000            $1,007.50            $7.29(C)           1.48%
     Hypothetical (5% return before expenses)           $1,000            $1,017.26            $7.32(C)           1.48%
Class C
     Actual(b)                                          $1,000            $1,007.50            $7.29(C)           1.48%
     Hypothetical (5% return before expenses)           $1,000            $1,017.26            $7.32(C)           1.48%
Class I
     Actual(b)                                          $1,000            $1,012.80            $1.92(C)            .39%
     Hypothetical (5% return before expenses)           $1,000            $1,022.61            $1.93(C)            .39%
Class Y
     Actual(b)                                          $1,000            $1,011.40            $3.40(C)            .69%
     Hypothetical (5% return before expenses)           $1,000            $1,021.14            $3.42(C)            .69%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended July 31, 2005: +1.07% for Class A, +0.75% for Class B, +0.75% for Class C, +1.28% for Class I and +1.14% for Class Y.

(c) Pending final approval from the Fund's Board of Directors (Board), it is expected that, effective Oct. 1, 2005, the fee schedule under the Administrative Services Agreement between Ameriprise Financial and the Fund will be revised. It is also expected that Ameriprise Financial and its affiliates will contractually agree to waive certain fees and to absorb certain expenses until July 31, 2006, unless sooner terminated at the discretion of the Board. Under this expense cap/fee waiver agreement, net expenses will not exceed 0.73% for Class A; 1.38% for Class B; 1.39% for Class C; 0.53% for Class I and 0.60% for Class Y. If the revised fee schedule under the Administrative Services Agreement and the cap/waiver agreement had been in place for the entire six-month period ended July 31, 2005, the actual expenses paid would have been $3.60 for Class A, $6.79 for Class B, $6.84 for Class C, $2.62 for Class I and $2.96 for Class Y; the hypothetical expenses paid would have been $3.62 for Class A, $6.83 for Class B, $6.88 for Class C, $2.63 for Class I and $2.97 for Class Y.

--------------------------------------------------------------------------------
26 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 90 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age                      Position held     Principal occupation   Other directorships
                                        with Fund and     during past five
                                        length of         years
                                        service
--------------------------------------- ----------------- ---------------------- --------------------------------
Arne H. Carlson                         Board member      Chair, Board
901 S. Marquette Ave.                   since 1999        Services Corporation
Minneapolis, MN 55402                                     (provides
Age 70                                                    administrative
                                                          services to boards).
                                                          Former Governor
                                                          of Minnesota
--------------------------------------- ----------------- ---------------------- --------------------------------
Philip J. Carroll, Jr.                  Board member      Retired Chairman and   Scottish Power PLC, Vulcan
901 S. Marquette Ave.                   since 2002        CEO, Fluor Corporation Materials Company, Inc.
Minneapolis, MN 55402                                     (engineering and       (construction
Age 67                                                    construction) since     materials/chemicals)
                                                          1998
--------------------------------------- ----------------- ---------------------- --------------------------------
Livio D. DeSimone*                      Board member      Retired Chair of the   Cargill, Incorporated
30 Seventh Street East                  since 2001        Board and              (commodity merchants and
Suite 3050 St. Paul, MN                                   Chief Executive        processors), General Mills,
55101-4901                                                Officer, Minnesota     Inc. (consumer foods), Vulcan
Age 71                                                    Mining and             Materials Company (construction
                                                          Manufacturing (3M)     materials/chemicals), Milliken &
                                                                                 Company (textiles and chemicals),
                                                                                 and Nexia Biotechnologies, Inc.
--------------------------------------- ----------------- ---------------------- --------------------------------
Patricia M. Flynn                       Board member      Trustee Professor of   BostonFed Bancorp, Inc.
901 S. Marquette Ave.                   since 2004        Economics and          (holding company) and its
Minneapolis, MN 55402                                     Management, Bentley    subsidiary Boston Federal
Age 54                                                    College since 2002;    Savings Bank
                                                          former Dean,
                                                          McCallum Graduate
                                                          School of Business,
                                                          Bentley College from
                                                          1999 to 2002
--------------------------------------- ----------------- ---------------------- --------------------------------
Anne P. Jones                           Board member      Attorney and
901 S. Marquette Ave.                   since 1985        Consultant
Minneapolis, MN 55402
Age 70
--------------------------------------- ----------------- ---------------------- --------------------------------
Stephen R. Lewis, Jr.                   Board member      Retired President      Valmont Industries, Inc.
901 S. Marquette Ave.                   since 2002        and Professor of       (manufactures irrigation
Minneapolis, MN 55402                                     Economics, Carleton    systems)
Age 66                                                    College
--------------------------------------- ----------------- ---------------------- --------------------------------

* Livio D. DeSimone retired as a member of the Board, effective Sept. 8, 2005.

--------------------------------------------------------------------------------
27 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age                     Position held      Principal occupation   Other directorships
                                       with Fund and      during past five
                                       length of service  years
-------------------------------------- ------------------ ---------------------- --------------------------------
Catherine James Paglia                 Board member       Director, Enterprise   Strategic Distribution, Inc.
901 S. Marquette Ave.                  since 2004         Asset Management,      (transportation, distribution
Minneapolis, MN 55402                                     Inc. (private real     and logistics consultants)
Age 52                                                    estate and asset
                                                          management company)
                                                          since 1999
-------------------------------------- ------------------ ---------------------- --------------------------------
Alan K. Simpson                        Board member       Former three-term
1201 Sunshine Ave.                     since 1997         United States
Cody, WY 82414                                            Senator for Wyoming
Age 73
-------------------------------------- ------------------ ---------------------- --------------------------------
Alison Taunton-Rigby                   Board member       Founder and Chief      Hybridon, Inc. (biotechnology)
901 S. Marquette Ave.                  since 2002         Executive Officer,
Minneapolis, MN 55402                                     RiboNovix, Inc.
Age 61                                                    since 2004;
                                                          President, Forester
                                                          Biotech since 2000;
                                                          prior to that,
                                                          President and CEO,
                                                          Aquila
                                                          Biopharmaceuticals,
                                                          Inc.
-------------------------------------- ------------------ ---------------------- --------------------------------

Board Member Affiliated with Ameriprise Financial, Inc. (formerly AEFC)**

Name, address, age                     Position held      Principal occupation   Other directorships
                                       with Fund and      during past five
                                       length of service  years
-------------------------------------- ------------------ ---------------------- --------------------------------
William F. Truscott                    Board member       Senior Vice
53600 Ameriprise Financial Center      since 2001,        President - Chief
Minneapolis, MN 55474                  Vice President     Investment Officer
Age 44                                 since 2002         of Ameriprise
                                                          Financial, Inc. and
                                                          RiverSource
                                                          Investments, LLC
                                                          since 2001. Former
                                                          Chief Investment
                                                          Officer and Managing
                                                          Director, Zurich
                                                          Scudder Investments
-------------------------------------- ------------------ ---------------------- --------------------------------

** Interested person by reason of being an officer, director and/or employee of Ameriprise Financial, Inc. (formerly American Express Financial Corporation) or of RiverSource Investments, LLC, its wholly owned subsidiary.

--------------------------------------------------------------------------------
28 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age                     Position held      Principal occupation   Other directorships
                                       with Fund and      during past five
                                       length of service  years
-------------------------------------- ------------------ ---------------------- --------------------------------
Jeffrey P. Fox                         Treasurer          Vice President -
105 Ameriprise Financial Center        since 2002         Investment
Minneapolis, MN 55474                                     Accounting,
Age 50                                                    Ameriprise
                                                          Financial, Inc.,
                                                          since 2002; Vice
                                                          President - Finance,
                                                          American Express
                                                          Company, 2000-2002;
                                                          Vice President -
                                                          Corporate
                                                          Controller,
                                                          Ameriprise
                                                          Financial, Inc.,
                                                          1996-2000
-------------------------------------- ------------------ ---------------------- --------------------------------
Paula R. Meyer                         President          Senior Vice President
596 Ameriprise Financial Center        since 2002         and General Manager -
Minneapolis, MN 55474                                     Mutual Funds,
Age 51                                                    Ameriprise
                                                          Financial, Inc.,
                                                          since 2002 and
                                                          Senior Vice
                                                          President,
                                                          RiverSource
                                                          Investments, LLC
                                                          since 2004; Vice
                                                          President and
                                                          Managing Director -
                                                          American Express
                                                          Funds, Ameriprise
                                                          Financial, Inc.,
                                                          2000-2002;
                                                          Vice President,
                                                          Ameriprise
                                                          Financial, Inc.,
                                                          1998-2000
-------------------------------------- ------------------ ---------------------- --------------------------------
Leslie L. Ogg                          Vice President,    President of Board
901 S. Marquette Ave.                  General Counsel,   Services Corporation
Minneapolis, MN 55402                  and Secretary
Age 66                                 since 1978
-------------------------------------- ------------------ ---------------------- --------------------------------
Beth E. Weimer                         Chief Compliance   Vice President and
172 Ameriprise Financial Center        Officer since      Chief Compliance
Minneapolis, MN 55474                  2004               Officer, Ameriprise
Age 52                                                    Financial, Inc.,
                                                          since 2001 and Chief
                                                          Compliance Officer,
                                                          RiverSource
                                                          Investments, LLC
                                                          since 2005; Vice
                                                          President and
                                                          Chief Compliance
                                                          Officer, Ameriprise
                                                          Financial Services,
                                                          Inc. (formerly
                                                          American Express
                                                          Financial Advisors),
                                                          2001-2005; Partner,
                                                          Arthur Andersen
                                                          Regulatory Risk
                                                          Services, 1998-2001
-------------------------------------- ------------------ ---------------------- --------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
29 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

Approval of Investment Management Services Agreement

Ameriprise Financial, Inc. (formerly American Express Financial Corporation or
AEFC) (the investment manager) is a wholly-owned subsidiary of American Express Company. Under an Investment Management Services Agreement (the Agreement), the investment manager provides investment advice and other services to the Fund. Throughout the year, the Funds' Board of Directors and the Board's Investment Review Committee monitor these services.

Each year the Board determines whether to continue the Agreement by evaluating the quality and level of service received and the costs associated with those services. The investment manager prepares detailed reports for the Board and its Contracts Committee in March and April and provides data prepared by independent organizations to assist the Board in making this determination. The Board gives considerable weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Agreement. On February 1, 2005, American Express Company announced its intention to pursue a spin-off of AEFC by distributing shares of the common stock of AEFC to shareholders of American Express Company. At a meeting held in person on April 14, 2005, the Board, including a majority of the independent members, approved the continuation of the Agreement for an interim period, not to exceed one year, ending on the later of (i) the effective date of the spin-off or (ii) the approval by the Fund's shareholders of a new investment management services agreement with the investment manager (the Interim Period). The spin-off will not result in an "assignment" of the Agreement under the Investment Company Act of 1940 and, therefore, will not cause the termination of the Agreement according to its terms. In connection with the spin-off the investment manager has proposed that going forward, services under the Agreement be provided by an affiliate, RiverSource Investments, LLC (RiverSource). Independent counsel advised the Board that it would be prudent, in connection with the spin-off, to consider a new agreement with RiverSource and to seek shareholder approval of that agreement as soon as practical thereafter.

Investment performance is a major factor in the evaluation process, and the Board reviewed the Fund's performance over a range of different periods by comparing its performance to relevant Lipper and broader market indices. The Board considered that over time the Fund's investment performance should approximate the median for a peer group of funds with similar investment goals and noted that the Fund's investment performance was consistent with its peer group in 2004.

The Board noted that, in addition to portfolio management and investment research, the investment manager provides portfolio trading, daily net asset value calculation, management of cash flow, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. To evaluate these services, the Board referred to surveys and benchmarks established by commercial providers, trade associations and the investment manager's internal processes. The Board concluded that the services provided were consistent with services provided by investment managers to comparable mutual funds.

--------------------------------------------------------------------------------
30 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

The Board also evaluated the price paid for the services provided by the investment manager, noting the existence of a pricing philosophy, established by the Board and the investment manager, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisors. The Board considered detailed information set forth in an annual report on fees and expenses, including, among other things, data showing a comparison of the Fund's expenses with median expenses paid by funds in its comparison group and data showing the Fund's contribution to the investment manager's profitability. The Board determined that while the Fund's expenses are above median and its yield has been competitive with other money market funds within its comparison group, a fee waiver has been added to reduce further the expenses the Fund will pay.

The Board considered the economies of scale that might be realized by the investment manager as the Fund grew and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the Agreement provided for lower fees as assets increase at pre-established breakpoints and concluded that the Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees the investment manager charges to the Fund with those it charges to institutional clients, noting that the relatively higher fees paid by the Fund were principally attributable to the additional services required to manage a regulated mutual fund, like the Fund, and the operation of a large mutual fund family. The Board also considered the profitability realized by the investment manager and its affiliates from its relationship with the Fund. The Board took into account the services acquired by the investment manager through the use of commission dollars paid by the Fund on portfolio transactions. The Board concluded that the investment manager's overall costs and profitability were appropriate, although profitability may be too low on an ongoing basis.

The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to the investment manager under the Agreement were fair and reasonable and determined to approve renewal of the Agreement for the Interim Period.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website www.riversource.com/investments; or by searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283; through the investment manager's website, www.riversource.com/investments; or by searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------
31 -- AXP CASH MANAGEMENT FUND -- 2005 ANNUAL REPORT

American Express Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by Ameriprise Financial Services, Inc. (formerly known as American Express Financial Advisors Inc.). Member NASD.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended July 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP Money Market Series, Inc. were as follows:

                        2005 - $36,500;                       2004 - $37,027

(b) Audit - Related Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP Money Market Series, Inc. were as follows:

                        2005 - $806;                          2004 - $879

(c) Tax Fees. The fees paid for the years ended July 31, to KPMG LLP for tax compliance related services for AXP Money Market Series, Inc. were as follows:

                        2005 - $2,639;                        2004 - $2,275

(d) All Other Fees. The fees paid for the years ended July 31, to KPMG LLP for additional professional services rendered in connection to proxy filing for AXP Money Market Series, Inc. were as follows:

                        2005 - $958;                          2004 - None

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2005 and 2004 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended July 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2005 - None;                          2004 - None

         The fees paid for the years ended July 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2005 - $38,450;                       2004 - $88,450

(h) 100% of the services performed in item (g) above during 2005 and 2004 were pre-approved by the audit committee.

 *2004 represents bills paid 8/1/03 - 7/31/04
  2005 represents bills paid 8/1/04 - 7/31/05

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Money Market Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Oct. 3, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Oct. 3, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Oct. 3, 2005